Dividends	12 Months Ended
Dec. 31, 2025
Dividends
Dividends

10.Dividends

Dividends are recognised on the date that the shareholder’s right to receive payment is established. Interim dividends are recognised when they become payable to Company’s shareholders. Final dividends are recognised when they are approved by shareholders. The Board are proposing a final dividend for the year ended 31 December 2025 of 4.9p per ordinary share. Subject to shareholder approval at the AGM, it will be paid on 14 May 2026 to holders of ordinary shares and ADS on the register as of 10 April 2026.

Dividends declared and paid during the year

	2025			2024			2023
	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (£m)	Total dividend (£m)
2025 interim dividend	18 Sep 2025	2.2	197	–	–	–	–	–	–
2024 final dividend	5 June 2025	4.6	415	–	–	–	–	–	–
2024 interim dividend	–	–	–	19 Sep 2024	2.0	182	–	–	–
2023 final dividend	–	–	–	16 May 2024	4.2	388	–	–	–
2023 interim dividend	–	–	–	–	–	–	5 Oct 2023	1.8	166
2022 final dividend	–	–	–	–	–	–	27 Apr 2023	2.4	222